Note 27 - Valuation Accounts	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
27—VALUATION
ACCOUNTS

	Allowance for deferred tax assets	Allowance for doubtful accounts	Slow-moving inventory

Balance as of December 31, 2014	23,125	1,274	741
Charges to costs and expenses	218	124	275
Deductions: write-off and others	(4,131)	(307)	(288)
Balance as of December 31, 2015	19,212	1,091	728
Charges to costs and expenses	238	103	121
Deductions: write-off and others		(233)	(46)
Balance as of December 31, 2016	19,450	961	803